Net income / (loss) per share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net loss per share
Net income / (loss) per share

21. Net loss per share

Net loss per share is computed by dividing net loss by the weighted-average number of shares of Common Stock outstanding during the year.

The following table sets forth the computation of the basic and diluted net loss per share for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30, (Unaudited)		Six Months Ended June 30, (Unaudited)
(Amounts in thousands, except share and per share amounts)	2025	2024	2025	2024
Numerator:
Net loss from continuing operations	(3,797)	(10,213)	(7,071)	(19,629)
Net loss from discontinued operations	-	(1,060)	-	(1,000)
Net loss	$(3,797)	$(11,273)	$(7,071)	$(20,629)
Denominator:
Basic weighted average number of shares	2,665,089	2,634,179	2,653,490	2,609,549
Diluted weighted average number of shares	2,665,089	2,634,179	2,653,490	2,609,549
Net loss per share:
Basic loss per share from continuing operations	(1.42)	(3.88)	(2.66)	(7.52)
Basic loss per share from discontinued operations	N/A	(0.40)	N/A	(0.38)
Basic loss per share	(1.42)	(4.28)	(2.66)	(7.91)
Diluted loss per share from continuing operations	(1.42)	(3.88)	(2.66)	(7.52)
Diluted loss per share from discontinued operations	N/A	(0.40)	N/A	(0.38)
Diluted loss per share	(1.42)	(4.28)	(2.66)	(7.91)

Basic net loss per share is computed by dividing net loss for the periods presented by the weighted-average number of shares of Common Stock outstanding during these periods.

Diluted net loss per share is computed by dividing the net loss, by the weighted average number of shares of Common Stock outstanding for the periods, adjusted for the dilutive effect of shares of Common Stock equivalents resulting from the assumed exercise of the Public Warrants, Private Placements Warrants, Working Capital Warrants, Stock Options and RSUs. The treasury stock method was used to calculate the potential dilutive effect of these Common Stock equivalents.

As the Company incurred losses for the three months ended June 30, 2025 and 2024, the effect of including any potential shares of Common Stock in the denominator of diluted per-share computations would have been anti-dilutive; therefore, basic and diluted losses per share are the same.

23. Net income / (loss) per share

Net income (loss) per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding during the year.

The following table sets forth the computation of the basic and diluted net income / (loss) per share for the years ended December 31, 2024 and 2023:

	Years Ended December 31,
(Amounts in thousands, except share and per share amounts)	2024	2023
Numerator:
Net loss from continuing operations	$(30,014)	$(50,902)
Net loss from discontinued operations	$(10,980)	$(20,495)
Net loss	$(40,994)	$(71,397)
Denominator:
Basic weighted average number of shares	2,618,857	1,917,179
Diluted weighted average number of shares	2,618,857	1,917,179
Net loss per share:
Basic loss per share from continuing operations	$(11.46)	$(26.55)
Basic loss per share from discontinued operations	$(4.19)	$(10.69)
Basic loss per share	$(15.65)	$(37.24)
Diluted loss per share from continuing operations	$(11.46)	$(26.55)
Diluted loss per share from discontinued operations	$(4.19)	$(10.69)
Diluted loss per share	$(15.65)	$(37.24)

Basic net income / (loss) per share is computed by dividing net income / (loss) for the periods presented by the weighted-average number of common shares outstanding during these periods.

Diluted net income /(loss) per share is computed by dividing the net income / (loss), by the weighted average number of common shares outstanding for the periods, adjusted for the dilutive effect of shares of common stock equivalents resulting from the assumed exercise of the Public Warrants, Private Placements Warrants, Working Capital Warrants, Stock Options and Restricted Stock Units. The treasury stock method was used to calculate the potential dilutive effect of these common stock equivalents.

As the Company incurred losses for the years ended December 31, 2024 and 2023, the effect of including any potential common shares in the denominator of diluted per-share computations would have been anti-dilutive; therefore, basic and diluted losses per share are the same.